STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2023	Jan. 31, 2022
Current assets
Cash and cash equivalents		$ 543,204	$ 1,172,393
Receivables		2,755	3,072
Prepaid expenses and deposits		12,440	13,572
Current assets		558,399	1,189,037
Exploration and evaluation assets	[1]	182,456	0
Equipment, vehicles and furniture	[2]	18,672	26,934
Reclamation deposits		123,600	123,600
Total assets		883,127	1,339,571
Current liabilities
Accounts payable and accrued liabilities		29,662	32,350
Amounts owing to related parties	[3]	30,856	14,468
Current liabilities		60,518	46,818
Shareholders' equity
Share Capital	[4]	54,452,511	54,452,511
Contributed surplus	[4]	22,199,793	21,766,898
Deficit		(75,829,695)	(74,926,656)
Equity		822,609	1,292,753
Total liabilities and shareholders’ equity		$ 883,127	$ 1,339,571

[1]	Note 5Note 5
[2]	Note 6
[3]	Note 9
[4]	Note 7